Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 39,958,823	$ 1,477,228
Refundable Deposits Time Deposit [Member] | Customs [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 818,195	815,195
Purpose of pledge	Customs duty guarantee
Refundable Deposits Time Deposit [Member] | Science Park Administration [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 246,008	251,231
Purpose of pledge	Collateral for land lease
Refundable Deposits Time Deposit [Member] | Science Park Administration [Member] | Dormitory Lease [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 20,991	0
Purpose of pledge	Collateral for dormitory lease
Refundable Deposits Time Deposit [Member] | Science Park Administration [Member] | Research Project Performance Guarantees [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 800	0
Purpose of pledge	Industry-university cooperative research project performance guarantees
Refundable Deposits Time Deposit [Member] | Liquefied Natural Gas Business Division, CPC Corporation, Taiwan [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 37,084	37,084
Purpose of pledge	Energy resources guarantee
Refundable Deposits Time Deposit [Member] | National Pingtung University of Science and Technology [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 0	870
Purpose of pledge	Guarantee for engineering project
Refundable Deposits Time Deposit [Member] | Bureau of Energy, Ministry of Economic Affairs [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 0	286
Purpose of pledge	Energy resources guarantee
Buildings [Member] | Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 6,083,976	138,063
Purpose of pledge	Collateral for long-term loans
Machinery and equipment [Member] | Taiwan Cooperative Bank, Mega International Commercial Bank and Secured Syndicated Loans from China Development Bank and 6 others [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 32,428,768	234,499
Purpose of pledge	Collateral for long-term loans
Other Non Current Assets [Member] | Secured Syndicated Loans from China Development Bank and 6 others [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 323,001	$ 0
Purpose of pledge	Collateral for long-term loans